4. Summary of significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2018
Approval And Summary Of Significant Accounting Policies Applied In Preparing Financial Statements Details Narrative
Schedule of direct and indirect subsidiaries, jointly controlled and associate
Entity	Date of constitution	Location	Operational activity	Type of control	% equity interest
					2018	2017
Offshore subsidiaries:
GAC	03/23/2006	Cayman Islands	Aircraft acquisition	Direct	100.0	100.0
Gol Finance Inc.	03/16/2006	Cayman Islands	Financial funding	Direct	100.0	100.0
Gol Finance	06/21/2013	Luxembourg	Financial funding	Direct	100.0	100.0
Subsidiaries:
GLA	04/09/2007	Brazil	Flight transportation	Direct	100.0	100.0
AirFim (a)	11/07/2003	Brazil	Investment funds	Indirect	100.0	100.0
Sul América Gol Max (a)	03/14/2014	Brazil	Investment fund	Indirect	100.0	100.0
Smiles Fidelidade	08/01/2011	Brazil	Loyalty program	Direct	52.7	52.7
Smiles Viagens	08/10/2017	Brazil	Travel agency	Indirect	100.0	100.0
Smiles Fidelidade Argentina (b)	11/07/2018	Argentina	Loyalty program	Indirect	100.0	-
Smiles Viagens Argentina (b)	11/20/2018	Argentina	Travel agency	Indirect	98.0	-
Fundo Sorriso (a)	07/14/2014	Brazil	Investment fund	Indirect	100.0	100.0
Jointly controlled:
SCP Trip	04/27/2012	Brazil	Flight magazine	Indirect	60.0	60.0
Associate:
Netpoints	11/08/2013	Brazil	Loyalty program	Indirect	25.4	25.4

Schedule of effects arising from the adoption of IFRS
	As previously reported	Deferred revenue Adjustment (i)	As restated
Statement of financial position
As of December 31, 2017

Liabilities
Advances from ticket sales	1,456,939	19,575	1,476,514

Equity
Accumulated losses	(7,293,274)	(19,575)	(7,312,849)
Deficit attributable GLAI’ shareholders	(3,480,959)	(19,575)	(3,500,534)

	As previously reported	Restated net revenue (agent) (iv)	Restated ancillary revenue (ii)	Deferred revenue (iii)	As restated
Statement of operations
Fiscal year ended December 31, 2017

Passenger revenue	9,479,242	-	548,564	(392)	10,027,414
Cargo revenue	354,561	-	-	-	354,561
Mileage revenue	800,976	(246,596)	-	-	554,380
Other revenue	657,609	-	(548,564)	-	109,045
Gross revenue	11,292,388	(246,596)	-	(392)	11,045,400

Sales taxes	(716,366)	-	-	-	(716,366)
Net revenue	10,576,022	(246,596)	-	(392)	10,329,034

Aircraft, traffic and mileage servicing	(874,736)	246,596	-	-	(628,140)
Total operating costs and expenses	(9,586,811)	246,596	-	-	(9,340,215)

Net income for the year before non-controlling interests	378,209	-	-	(392)	377,817

Net income (loss) attributable GLAI’ shareholders	19,184	-	-	(392)	18,792

Basic earnings per share
Per common share	0.002	-	-	(0.000)	0.002
Per preferred share	0.055	-	-	(0.001)	0.054

Diluted earnings per share
Per common share	0.002	-	-	(0.000)	0.002
Per preferred share	0.055	-	-	(0.002)	0.053

	As previously reported	Restated net revenue (agent) (iv)	Restated ancillary revenue (ii)	Deferred revenue (iii)	As restated
Statement of operations
Fiscal year ended December 31, 2016

Passenger revenue	8,948,170	-	540,161	(3,634)	9,484,697
Cargo revenue	324,492	-	-	-	324,492
Mileage revenue	622,567	(143,204)	-	-	479,363
Other revenue	652,602	-	(540,161)	-	112,441
Gross revenue	10,547,831	(143,204)	-	(3,634)	10,400,993

Sales taxes	(680,496)	-	-	-	(680,496)
Net revenue	9,867,335	(143,204)	-	(3,634)	9,720,497

Aircraft, traffic and mileage servicing	(753,497)	143,204	-	-	(610,293)
Total operating costs and expenses	(9,169,510)	143,204	-	-	(9,026,306)

Net income for the year before non-controlling interests	1,102,364	-	-	(3,634)	1,098,730

Net income (loss) attributable GLAI’ shareholders	849,619	-	-	(3,634)	845,985

Basic earnings per share
Per common share	0.070	-	-	(0.000)	0.070
Per preferred share	2.455	-	-	(0.011)	2.444

Diluted earnings per share
Per common share	0.070	-	-	(0.000)	0.070
Per preferred share	2.450	-	-	(0.010)	2.440

Schedule of flight lease agreements and non-flight lease agreements
	Assets (a)	Liabilities (b)	Equity (a-b)
Operating leases	-	(219,728)	219,728
Right of use - Aircraft and flight equipment	2,892,836	5,540,621	(2,647,785)
Right of use - Other	41,420	49,975	(8,555)
Net effect	2,934,256	5,370,868	(2,436,612)